Property and Equipment	12 Months Ended
Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment

	November 30,
(in millions)	2020	2019
Ships and ship improvements	$49,803	$50,446
Ships under construction	1,354	2,492
Other property and equipment	3,992	3,843
Total property and equipment	55,148	56,781
Less accumulated depreciation	(17,075)	(18,650)
	$38,073	$38,131

Capitalized interest amounted to $66 million in 2020, $39 million in 2019 and $36 million in 2018.

Sales of Ships

We have sold 12 NAA segment ships and five EA segment ships, which represents a passenger-capacity reduction of 20,510 for our NAA segment and 9,740 for our EA segment. In addition, we expect to sell two NAA segment ships which represents a passenger-capacity reduction of 2,100.

Refer to Note 10 - “Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks, Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis, Impairment of Ships” for additional discussion.